AXA PREMIER VIP TRUST

CLASS K SHARES

SUPPLEMENT DATED JANUARY 23, 2012 TO THE PROSPECTUS DATED AUGUST 16, 2011, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus dated August 16, 2011, as supplemented, of AXA Premier VIP Trust (“Trust”). You may obtain an additional copy of the Prospectus or Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com. You should read this Supplement in connection with the Prospectus and retain it for future reference.

The purpose of this Supplement is to provide you with information regarding portfolio manager changes to certain of the Trust’s Portfolios.

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MULTIMANAGER CORE BOND PORTFOLIO

John Kirby no longer serves as a portfolio manager to the Multimanager Core Bond Portfolio (“Core Bond Portfolio”). Mahesh Jayakumar has been added as a portfolio manager to an allocated portion of the Core Bond Portfolio advised by SSgA Funds Management, Inc. (“SSgA”).

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The following information replaces in its entirety the information under the section “Who Manages the Portfolio – Sub-adviser: SSgA Funds Management, Inc. (“SSgA”) – Portfolio Managers”:

Name	Title	Date Began Managing a Portion of the Portfolio
Michael Brunell	Vice President	February 2009
Mahesh Jayakumar	Principal and Portfolio Manager	January 2012

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The following information is added to the section entitled “More Information About the Manager and the Sub-Advisers – Multimanager Core Bond Portfolio” of the Prospectus:

Portfolio Manager

Mahesh Jayakumar

Mr. Jayakumar is a Principal of SSgA. He is currently a Portfolio Manager in the Beta and Government Solutions team in Global Fixed Income. He is responsible for managing several portfolios spanning diverse areas such as Green Bonds, Agencies, Government/Credit and Aggregate and client directed mandates. Mr. Jayakumar has been with SSgA since 2008. Prior to joining State Street Corporation, he worked as a software development manager for a large enterprise software provider in their R&D division.

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MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

John Kirby no longer serves as a portfolio manager to the Multimanager Multi-Sector Bond Portfolio (“Multi-Sector Bond Portfolio”). Mahesh Jayakumar has been added as a portfolio manager to an allocated portion of the Multi-Sector Bond Portfolio advised by SSgA Funds Management, Inc. (“SSgA”).

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The following information replaces in its entirety the information under the section “Who Manages the Portfolio – Sub-adviser: SSgA Funds Management, Inc. (“SSgA”) – Portfolio Managers”:

Name	Title	Date Began Managing a Portion of the Portfolio
Michael Brunell	Vice President	February 2009
Mahesh Jayakumar	Principal and Portfolio Manager	January 2012

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The following information is added to the section entitled “More Information About the Manager and the Sub-Advisers – Multimanager Multi-Sector Bond Portfolio” of the Prospectus:

Portfolio Manager

Mahesh Jayakumar

Mr. Jayakumar is a Principal of SSgA. He is currently a Portfolio Manager in the Beta and Government Solutions team in Global Fixed Income. He is responsible for managing several portfolios spanning diverse areas such as Green Bonds, Agencies, Government/Credit and Aggregate and client directed mandates. Mr. Jayakumar has been with SSgA since 2008. Prior to joining State Street Corporation, he worked as a software development manager for a large enterprise software provider in their R&D division.

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